Commitments and Contingent Liabilities (Details Textual) ₪ in Thousands, $ in Thousands		12 Months Ended
	Sep. 07, 2018	Dec. 31, 2019 USD ($)	Apr. 16, 2019 USD ($)	Apr. 16, 2019 ILS (₪)
Commitments and contingent liabilities (Textual)
Percentage of grants		100.00%
Aggregate contingent obligation		$ 5,197
New grant application, description		A new grant application to the Israel Innovation Authority for funding of its clinical development program of prevention of cytokine storms and organ dysfunction associated with sepsis. On April 16, 2019, the Company’s application for grants at 50% participation of a NIS 7,668 ($2,219) plan to be executed in Israel was approved by the Israel Innovation Authority. The plan was approved for a period commencing January 1, 2019 and ending December 31, 2019.
Agreement, description	Company committed to grant the Executive Chairman a minimum performance bonus of 50% of the Chairman’s base director’s fee retainer for the first two fiscal years after a Public Event. Upon termination of the Chairman’s board service, under certain conditions defined in the agreement, the Executive Chairman will be entitled to receive an amount of up to three times his then annual base retainer plus the value of accrued benefits. As of December 31, 2019, no termination liability was accrued or paid.
Israel Innovation Authority [Member]
Commitments and contingent liabilities (Textual)
Application for grants			$ 2,219
Israel Innovation Authority [Member] | NIS [Member]
Commitments and contingent liabilities (Textual)
Application for grants | ₪				₪ 7,668
Minimum [Member]
Commitments and contingent liabilities (Textual)
Percentage of royalties in sales		3.00%
Maximum [Member]
Commitments and contingent liabilities (Textual)
Percentage of royalties in sales		5.00%